SHARE-BASED COMPENSATION	6 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 16 - SHARE-BASED COMPENSATION

On June 23, 2020, the Company entered into consulting service agreements with three third-party consultants (collectively the “Consultants”), pursuant to which, the Consultants will provide public listing related consulting services to the Company in connection with the Company’s intended IPO effort. The Company issued 633,333 of its ordinary shares to the Consultants in lieu of cash payment for such services. The 633,333 shares are valued at $633,333. Such service fee had been amortized over the service period from June 23, 2020 to June 22, 2021.

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. For the six months ended March 31, 2022 and 2021, Nil and $316,668 share-based compensation expenses were recognized and capitalized as part of the deferred initial public offering costs, respectively, then charged to shareholders’ equity upon the completion of the IPO, as the consultants’ services directly related to the Company’s intended IPO.

Pursuant to the Director Service Agreements with the Company’s independent directors and following the completion of the Company’s IPO, on June 23, 2021, the Company granted stock options to three independent directors to purchase an aggregate of 36,000 shares of the Company’s ordinary shares, par value of $0.0001 per share, at exercise price of $0.01 per share, as part of the compensation to these independent directors. The stock options granted shall vest in equal monthly installments for 12 months, commencing on July 1, 2021 until June 30, 2022. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the service period. The aggregate fair value of the options granted to independent directors was $179,640. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying ordinary shares of $5.0 per share; risk free rate of 4.35%; expected term of 1 year; exercise price of the options of $0.01; volatility of 71.1%; and expected future dividends of Nil.

For the six months ended March 31, 2022 and 2021, $89,820 and Nil stock option expenses were recognized and charged to General and Administrative Expenses, respectively.

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Fair Value
Outstanding, September 30, 2021	36,000	$0.01	9.75	$179,640
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, March 31, 2022	36,000	$0.01	9.25	$179,640
Exercisable, March 31, 2022	36,000	$0.01	9.25	$179,640

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS